Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property and equipment, net consists of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Office equipments	1,144,347	1,106,862	155,310
Office furniture and fixtures	174,652	177,946	24,969
Vehicles	1,201,452	1,201,452	168,582
Building	94,259,656	94,259,656	13,226,084
Leasehold improvements	271,572	-	-
Subtotal	97,051,679	96,745,916	13,574,945
Less: accumulated depreciation	(4,916,961)	(7,023,207)	(985,464)
Total	92,134,718	89,722,709	12,589,481